Deferred Policy Acquisition Costs Level 4 (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs	$ 405	$ 421	$ 0	$ 463
Deferred Policy Acquisition Costs, Additions	1	0	0	2
Deferred Policy Acquisition Cost, Amortization Expense, Other	(13)	0	0	(51)
Deferred Policy Acquisition Cost, Amortization Expense, Assumption Change	3	0	0	3
Deferred Policy Acquisition Cost, Unrealized Investment Gain (Loss)	31	0	0	(12)
Deferred Policy Acquisition Costs	421	0	0	405
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present Value of Future Insurance Profits, Net	0	0	716	0
Present Value of Future Insurance Profits, Amortization Expense	0	(80)	25	0
Present Value of Future Insurance Profits, Amortization Expense, Assumption Change	0	(19)	0	0
Present Value of Future Insurance Profits, Unrealized Gain (Loss) on Investment	0	10	(45)	0
Present Value of Future Insurance Profits, Net	$ 0	$ 716	696	$ 0
Present Value of Future Insurance Profits, Amortization Expense, Next Five Years [Abstract]
Present Value of Future Insurance Profits, Amortization Expense, Year One			42
Present Value of Future Insurance Profits, Amortization Expense, Year Two			52
Present Value of Future Insurance Profits, Amortization Expense, Year Three			45
Present Value of Future Insurance Profits, Amortization Expense, Year Four			41
Present Value of Future Insurance Profits, Amortization Expense, Year Five			$ 37